UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31

Date of reporting period: April 1, 2025 – March 31, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Beck Mack + Oliver Partners Fund

BMPEX

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.beckmack.com/products. You can also request this information by contacting us at (800) 943-6786.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beck Mack + Oliver Partners Fund	$99	1.00%

How did the Fund perform in the last year?

During the fiscal year ended March 31, 2026 (the “Fiscal Year”), the Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned -1.05% net of fees and expenses, resulting in a net asset value of $24.45. By comparison, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +17.80%.

With respect to the underperformance of the Partners Fund relative to the S&P 500 during the Fiscal Year, our investment in Fiserv (“FISV”) detracted significantly from performance. At the beginning of 2025, FISV announced a new CEO, whom we researched intensely and about whom we arrived at a positive conclusion. Unfortunately, the performance of the underlying business was not as robust as we had previously underwritten, and we subsequently exited the position.

In addition, two of the Partners Fund’s largest positions, Apollo Global Management (“APO”) and Blackstone (“BX”) substantially underperformed the S&P 500 during the Fiscal Year. We believe that the recent underperformance represents a temporary share price drawdown.

Other positions that detracted from performance during the Fiscal Year include Arthur J. Gallagher, CoStar Group, and Roper Technologies. In all three instances, we believe the underlying investment thesis remains intact. Positive contributors to performance include Alphabet, Ferguson Enterprises, Hilton Worldwide Holdings, and Zurn Elkay Water Solutions.

Total Return Based on a $10,000 Investment

Table Summary
Date	Beck Mack + Oliver Partners Fund	S&P 500® Index
3/31/16	$10,000	$10,000
6/30/16	$10,145	$10,246
9/30/16	$10,724	$10,640
12/31/16	$11,151	$11,047
3/31/17	$11,545	$11,717
6/30/17	$11,781	$12,079
9/30/17	$12,501	$12,620
12/31/17	$13,143	$13,459
3/31/18	$13,019	$13,357
6/30/18	$13,447	$13,815
9/30/18	$14,528	$14,881
12/31/18	$11,161	$12,869
3/31/19	$12,659	$14,625
6/30/19	$13,244	$15,255
9/30/19	$13,233	$15,514
12/31/19	$14,772	$16,921
3/31/20	$10,485	$13,605
6/30/20	$13,109	$16,399
9/30/20	$13,053	$17,864
12/31/20	$15,519	$20,034
3/31/21	$19,080	$21,271
6/30/21	$21,663	$23,089
9/30/21	$22,141	$23,224
12/31/21	$23,847	$25,785
3/31/22	$22,391	$24,599
6/30/22	$18,466	$20,638
9/30/22	$17,351	$19,631
12/31/22	$18,814	$21,115
3/31/23	$19,713	$22,698
6/30/23	$22,012	$24,682
9/30/23	$21,773	$23,874
12/31/23	$24,888	$26,665
3/31/24	$27,495	$29,480
6/30/24	$26,743	$30,743
9/30/24	$28,668	$32,553
12/31/24	$30,227	$33,337
3/31/25	$28,132	$31,913
6/30/25	$30,102	$35,405
9/30/25	$32,038	$38,281
12/31/25	$31,867	$39,298
3/31/26	$27,836	$37,594

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Beck Mack + Oliver Partners Fund	-1.05%	7.85%	10.78%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Sector Weightings

(% total investments)

Energy 1.1%
Money Market Fund 0.8%
Real Estate 2.6%
Communication Services 6.9%
Information Technology 7.5%
Financials 31.1%
Consumer Discretionary 10.8%
Health Care 18.7%
Industrials 20.5%

Table Summary
Value	Value
Money Market Fund	0.8%
Financials	31.1%
Industrials	20.5%
Health Care	18.7%
Consumer Discretionary	10.8%
Information Technology	7.5%
Communication Services	6.9%
Real Estate	2.6%
Energy	1.1%

Fund Statistics

Table Summary
Total Net Assets	$70,965,136
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Investment Advisory Fees (Net of fees waived)	$348,149

Top Ten Holdings

(% total investments)

Table Summary
Alphabet, Inc., Class C	6.88%
Apollo Global Management, Inc.	6.76%
RadNet, Inc.	6.31%
Blackstone, Inc., Class A	6.00%
Ferguson Enterprises, Inc.	5.59%
Sunbelt Rentals Holdings, Inc.	5.51%
Microsoft Corp.	5.48%
Hilton Worldwide Holdings, Inc.	5.15%
Zurn Elkay Water Solutions Corp.	5.06%
Arthur J Gallagher & Co.	4.89%

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://www.beckmack.com/products, including its:

  prospectus

  financial information

  holdings

  proxy voting  information

Beck Mack + Oliver Partners Fund

BMPEX

Annual Shareholder Report - March 31, 2026

229A-BMPEX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,800 in 2025 and $15,200 in 2026.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2026.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2025 and $3,300 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Beck Mack + Oliver LLC
Annual Financials and Other
Information
March 31, 2026
Beck Mack + Oliver Partners Fund

Beck Mack + Oliver Partners Fund
TABLE OF CONTENTS
March 31, 2026
Schedule of Investments 3
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Report of Independent Registered Public Accounting Firm 12
Other Information (Unaudited) 13

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2026

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by instrument type and industry.
Shares Security Description Value
Common Stock - 99.1%
Communication Services - 6.9%
17,000 Alphabet, Inc., Class C $ 4,876,620
Consumer Discretionary - 10.8%
7,000 Amazon.com, Inc.
(a)
1,457,890
12,000 Hilton Worldwide Holdings, Inc. 3,648,960
35,000 Somnigroup International, Inc. 2,587,200
7,694,050
Energy - 1.1%
20,000 Enterprise Products Partners LP 756,800
Financials - 31.1%
43,000 Apollo Global Management, Inc. 4,791,060
16,000 Arthur J Gallagher & Co. 3,465,280
37,000 Blackstone, Inc., Class A 4,254,630
6,000 Credit Acceptance Corp.
(a)
2,540,760
8,000 JPMorgan Chase & Co. 2,353,280
2,700 Mastercard, Inc., Class A 1,349,082
35,000 The Charles Schwab Corp. 3,289,300
22,043,392
Health Care - 18.7%
23,000 Abbott Laboratories 2,361,410
115,000 Fortrea Holdings, Inc.
(a)
1,083,300
10,000 Labcorp Holdings, Inc. 2,668,100
80,000 RadNet, Inc.
(a)
4,471,200
9,000 Waters Corp.
(a)
2,680,200
13,264,210
Industrials - 20.5%
17,000 Ferguson Enterprises, Inc. 3,965,420
47,000 Rush Enterprises, Inc., Class A 3,107,170
60,000 Sunbelt Rentals Holdings, Inc. 3,905,400
80,000 Zurn Elkay Water Solutions Corp. 3,587,200
14,565,190
Information Technology - 7.5%
10,500 Microsoft Corp. 3,886,785
4,000 Roper Technologies, Inc. 1,415,440
5,302,225
Real Estate - 2.5%
45,000 CoStar Group, Inc.
(a)
1,815,300
Total Common Stock (Cost $39,065,528) 70,317,787
Shares Security Description Value
Money Market Fund - 0.8%
564,796 First American
Government Obligations
Fund, Class X, 3.58%
(b)
(Cost $564,796) 564,796
Investments, at value - 99.9% (Cost $39,630,324) $ 70,882,583
Other Assets & Liabilities, Net - 0.1% 82,553
Net Assets - 100.0% $ 70,965,136
LP Limited Partnership
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 70,882,583
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 70,882,583

Beck Mack + Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $39,630,324) $ 70,882,583
Receivables:
Fund shares sold 140,457
Dividends 17,308
Prepaid expenses 12,235
Total Assets
71,052,583
LIABILITIES
Payables:
Fund shares redeemed 11,066
Accrued Liabilities:
Investment adviser fees 20,722
Fund services fees 14,998
Other expenses 40,661
Total Liabilities
87,447
NET ASSETS
$ 70,965,136
COMPONENTS OF NET ASSETS
Paid-in capital $ 43,503,658
Distributable Earnings 27,461,478
NET ASSETS
$ 70,965,136
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,902,703
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 24.45

Beck Mack + Oliver Partners Fund
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 826,714
Total Investment Income
826,714
EXPENSES
Investment adviser fees 771,005
Fund services fees 180,021
Custodian fees 10,185
Registration fees 23,661
Professional fees 62,453
Trustees' fees and expenses 13,470
Transfer agent out of pocket fees 80,949
Other expenses 52,117
Total Expenses 1,193,861
Fees waived
(422,856)
Net Expenses
771,005
NET INVESTMENT INCOME
55,709
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
1,827,148
Foreign currency transactions
(212)
Net realized gain
1,826,936
Net change in unrealized appreciation (depreciation) on investments
(2,744,114)
NET REALIZED AND UNREALIZED LOSS
(917,178)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (861,469)

Beck Mack + Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended March 31,
2026 2025
OPERATIONS
Net investment income $ 55,709 $ 106,473
Net realized gain 1,826,936 2,902,392
Net change in unrealized appreciation (depreciation) (2,744,114) (1,400,278)
Increase (Decrease) in Net Assets Resulting from Operations
(861,469) 1,608,587
CAPITAL SHARE TRANSACTIONS
Sale of shares 5,010,562 4,650,279
Redemption of shares
(4,346,604) (5,050,402)
Redemption fees
941 138
Increase (Decrease) in Net Assets from Capital Share Transactions
664,899 (399,985)
Increase (Decrease) in Net Assets
(196,570) 1,208,602
NET ASSETS
Beginning of Year
71,161,706 69,953,104
End of Year
$ 70,965,136 $ 71,161,706
SHARE TRANSACTIONS
Sale of shares 187,487 181,138
Redemption of shares
(164,221) (198,538)
Increase (Decrease) in Shares
23,266 (17,400)

Beck Mack + Oliver Partners Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2026 2025 2024 2023 2022
NET ASSET VALUE, Beginning of Year
$ 24.71 $ 24.15 $ 17.32 $ 19.68 $ 16.77
INVESTMENT OPERATIONS
Net investment income (a) 0.02 0.04 0.05 0.08 0.06
Net realized and unrealized gain (loss)
(0.28) 0.52 6.79 (2.43) 2.84
Total from Investment Operations
(0.26) 0.56 6.84 (2.35) 2.90
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – – (0.01) (0.01) –
Total Distributions to Shareholders
– – (0.01) (0.01) –
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.01
NET ASSET VALUE, End of Year
$ 24.45 $ 24.71 $ 24.15 $ 17.32 $ 19.68
TOTAL RETURN
(1.05)% 2.32% 39.48% (11.96)% 17.35%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 70,965 $ 71,162 $ 69,953 $ 49,963 $ 59,483
Ratios to Average Net Assets:
Net investment income 0.07% 0.15% 0.24% 0.44% 0.30%
Net expenses 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (c) 1.55% 1.54% 1.61% 1.68% 1.58%
PORTFOLIO TURNOVER RATE 6% 11% 9% 11% 15%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

Note 1. Organization
The Beck Mack + Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1, 2009, after it acquired the net assets of BMO Partners Fund,
L.P. (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-
day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Beck Mack + Oliver LLC, the Fund’s adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board.
Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the
U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2026, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March
31, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00%
of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

Note 3. Fees and Expenses
Investment Adviser – Beck Mack + Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services.
The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee
Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings.
Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2026. During the year ended Mar ch 31, 2026, fees waived were
$422,856 .  These waived fees are not recoupable.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2026 were $6,747,753 and $4,866,510, respectively.
Note 6. Federal Income Tax
As of March 31, 2026, the cost of investments for federal income tax purposes is $39,235,471 and the components of net unrealized appreciation were as follows:
As of March 31, 2026, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
Gross Unrealized Appreciation
$ 35,425,705
Gross Unrealized Depreciation
(3,778,593)
Net Unrealized Appreciation
$ 31,647,112
Undistributed Ordinary Income
$ 917,467
Capital and Other Losses
(5,103,101)
Net Unrealized Appreciation
31,647,112
Total
$ 27,461,478

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

As of March 31, 2026, the Fund had $4,872,308 of available short-term capital loss carryforwards and $230,793 of available long-term capital loss carryforwards that have no expiration date.
For the year ended March 31, 2026, the Fund utilized capital loss carryforward of $852,710 to offset realized capital gains.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2026 . The following reclassification was the result of investments in partnerships and has no impact on the net assets of the Fund.
Note 7. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Distributable Earnings $ 106
Paid-in-Capital (106)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Beck, Mack & Oliver Partners Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Beck Mack + Oliver
Partners Fund (the “Fund”), a series of Forum Funds, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended March 31, 2022, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD
Philadelphia, Pennsylvania
May 20, 2026

Beck Mack + Oliver Partners Fund
OTHER INFORMATION (UNAUDITED)
March 31, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
At the March 19, 2026 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and the
Independent Trustees were advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the
Adviser, including information on the investment performance of the Fund; (ii) the costs of the services provided and profitability to the
Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fees enable the Fund’s investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from representatives of the Adviser, and a discussion with the Adviser regarding the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser who have principal responsibility for the Fund’s investments. The Board also considered the investment philosophy and decision-making processes of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the
Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed its primary benchmark, the S&P
500 Index, for the one-, three- and 10-year periods ended December 31, 2025, and for the period since the Partners Fund’s inception on
April 19, 1991, and outperformed the primary benchmark for the five-year period ended December 31, 2025. The Board also considered the Fund’s performance relative to an independent peer group identified by Strategic Insight, Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that the Fund underperformed the average of the Strategic Insight Peers for the one-, three- and 10-year periods ended December 31, 2025, and outperformed the average of the Strategic Insight Peers for the five-year period ended December 31, 2025. Noting the Adviser’s representation that the Strategic Insight Peers were not the most apt

Beck Mack + Oliver Partners Fund
OTHER INFORMATION (UNAUDITED)
March 31, 2026

comparison for the Fund, the Board also considered the performance of the Fund as compared to a group of mutual funds identified by the Adviser as being more representative of the Fund’s investment strategy than the Strategic Insight Peers (the “Adviser Peers”). The
Board observed that the Fund underperformed the average and median of the Adviser Peers for the one-year period ended December
31, 2025 and outperformed the average and median of the Adviser Peers for the three- and five-year periods ended December 31, 2025.
The Board considered the Adviser’s representation that the Fund’s underperformance over recent periods relative to the benchmark index could be attributed, in part, to stock selection and, in particular, underperformance by a few individuals companies representing a higher weighting in the Fund’s portfolio. The Board considered the Adviser’s representation that it continued to have high conviction in the Fund’s portfolio in view of the fundamental characteristics of the portfolio constituents, and that the Fund was well-positioned for the current market environment.
In consideration of the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and net expense ratios in the Fund’s Strategic Insight Peers. The Board observed that the Adviser’s net advisory fee rate and net total expense ratio were each in line with the median of the Strategic Insight Peer group. The Board also noted the
Adviser’s representation that the contractual advisory fee rate charged to the Fund was consistent with the fee charged by the Adviser to its separately managed accounts with comparable investment strategies and levels of assets under management. Based on the foregoing, among other relevant factors, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Costs of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund.
In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of its mutual fund activities. The Board considered also the Adviser’s representation that the Adviser does not conduct a formal, comprehensive cost allocation with respect to its mutual fund activities and separately managed accounts but that the Adviser believed that the Fund was comparatively less profitable than the Adviser’s separately managed accounts as a result of the low level of the Fund’s assets, costs incurred in connection with regulatory compliance applicable to registered investment companies, and the expense cap currently in place. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to the management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and expense cap arrangements. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, other than its contractual advisory fees and the soft dollar benefits accrued from
Fund brokerage commissions, the Adviser does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration

Beck Mack + Oliver Partners Fund
OTHER INFORMATION (UNAUDITED)
March 31, 2026

of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

FOR MORE INFORMATION
Investment Adviser
Beck Mack + Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Beck Mack + Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-ANR-0326

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 18, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 18, 2026